Share-based payment (Narrative) (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2019 USD ($)	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2016 bbl $ / shares
Disclosure Of Share-based Payment [Line Items]
Number of instruments granted in share-based payment arrangement	800,000		200,000	1,619,105
Description of vesting requirements for share-based payment arrangement, share price threshold | $ / shares				$ 3
Number of shares issued		59,167,584	60,483,447
Description of maximum term of options granted for share-based payment arrangement			10-year
Value Creation Plan [Member]
Disclosure Of Share-based Payment [Line Items]
Maximum awards payable in variable number of shares in share-based payment arrangement		3,024,172
Stock market price | $ / shares		$ 19.42
Share based compensation arrangement shares vesting percentage		50.00%
Value Creation Plan [Member] | Director
Disclosure Of Share-based Payment [Line Items]
Percentage of shares under share based compensation		20.00%
Maximum
Disclosure Of Share-based Payment [Line Items]
Number of shares issued		5,000,000